DEPOSITS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Bank Leumi [Member]
DEPOSITS (Details) [Line Items]
Deposit	$ 668
USD [Member]
DEPOSITS (Details) [Line Items]
Fixed annual interest percentage	4.108%